Stock Option and Restricted Stock Plans - Additional Information (Detail) (USD $)	12 Months Ended		1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2008
Share Based Compensation Arrangement By Share Based Payment Award Contractua lPeriod	9 years 6 months
Stock option awards vest period	9 years 3 months
Allocated Share-based Compensation Expense	$ 152,000	$ 188,000
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	52,000	64,000
Total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the Plan	$ 654,000	$ 738,000
Total unrecognized compensation cost related to nonvested share-based compensatiocost is expected to be recognized over a weighted-average period	5 years 7 months 6 days
Stock Incentive Plan
Number of shares authorized under plan			500,000
Maximum number of shares shares base stock option award granted to per employee			25,000